Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 182,304	$ 175,915	$ 617,082	$ 516,039
Voyage expenses	(87,726)	(83,048)	(277,733)	(249,974)
Vessel operating expenses	(48,539)	(52,161)	(156,726)	(157,808)
Time-charter hire expenses (note 8)	(10,637)	(4,317)	(30,877)	(14,697)
Depreciation and amortization	(31,536)	(29,595)	(92,059)	(88,598)
General and administrative expenses	(8,739)	(8,747)	(27,412)	(27,939)
Gain on sale of vessel	0	0	0	170
Restructuring charges	0	(213)	0	(1,195)
(Loss) income from operations	(4,873)	(2,166)	32,275	(24,002)
Equity loss	68	(359)	652	265
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	176,836	166,423	589,250	490,083
Voyage expenses	(90,943)	(85,575)	(286,322)	(259,079)
Vessel operating expenses	(41,833)	(43,432)	(129,555)	(131,886)
Time-charter hire expenses (note 8)	(9,331)	(2,935)	(26,497)	(10,326)
Depreciation and amortization	(30,634)	(28,532)	(89,422)	(85,171)
General and administrative expenses	(7,955)	(7,985)	(25,030)	(25,385)
Gain on sale of vessel				0
Restructuring charges		0		(152)
(Loss) income from operations	(3,860)	(2,036)	32,424	(21,916)
Equity loss	68	(359)	652	265
Operating Segments | Ship-to-Ship Transfer Segment
Segment Reporting Information [Line Items]
Revenues	8,685	12,019	36,421	35,061
Voyage expenses	0	0	0	0
Vessel operating expenses	(6,706)	(8,729)	(27,171)	(25,922)
Time-charter hire expenses (note 8)	(1,306)	(1,382)	(4,380)	(4,371)
Depreciation and amortization	(902)	(1,063)	(2,637)	(3,427)
General and administrative expenses	(784)	(762)	(2,382)	(2,554)
Gain on sale of vessel				170
Restructuring charges		(213)		(1,043)
(Loss) income from operations	(1,013)	(130)	(149)	(2,086)
Equity loss	0	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenues	(3,217)	(2,527)	(8,589)	(9,105)
Voyage expenses	3,217	2,527	8,589	9,105
Vessel operating expenses	0	0	0	0
Time-charter hire expenses (note 8)	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
Gain on sale of vessel				0
Restructuring charges		0		0
(Loss) income from operations	0	0	0	0
Equity loss	$ 0	$ 0	$ 0	$ 0